Long-Term Debt, net - Interest and finance costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Long-Term Debt, net
Interest on secured and unsecured credit facilities	$ 60,919	$ 45,350	$ 35,664
Less: Interest capitalized	(21,564)	(21,491)	(17,402)
Amortization of debt issuance costs & debt discount	3,487	2,326	2,201
Interest and finance costs	$ 42,842	$ 26,185	$ 20,463